Risks - Credit risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
One customer
Credit risk
Receivables percentage	23.00%	9.00%
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	€ 132,078	€ 79,005
Trade accounts receivables | USA
Credit risk
Maximum exposure to credit risk	78,543	32,511
Trade accounts receivables | France
Credit risk
Maximum exposure to credit risk	17,098	15,413
Trade accounts receivables | United Kingdom
Credit risk
Maximum exposure to credit risk	12,391	9,683
Trade accounts receivables | Germany
Credit risk
Maximum exposure to credit risk	6,283	5,072
Trade accounts receivables | Rest of Europe
Credit risk
Maximum exposure to credit risk	10,363	14,006
Trade accounts receivables | Rest of the world
Credit risk
Maximum exposure to credit risk	7,400	2,320
Contract assets
Credit risk
Maximum exposure to credit risk	€ 18,614	€ 12,607